Inventories- Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Supplies	$ 237	$ 230
Finished goods	112	76
Work-in-process	66	45
Stockpiled ore	42	35
Heap leach ore		12
Total inventories including non-current portion	457	398
Less: non-current heap leach and stockpiled ore	(16)	(28)
Total inventories	$ 441	$ 370